Other Receivables and Other Current Assets - Schedule of Other Receivables and Other Current Assets (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule Of Other Receivables And Other Current Assets Abstract
Other receivables	$ 18,441	$ 31,487
Deferred IPO Cost	1,088,400	199,646
Deferred tax asset		33,830
Prepaid expenses	8,030	101,790
Other receivables and other current assets	$ 1,114,871	$ 366,753